Public Offering (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Public Offering [Abstract]
Reconciliation of Class A Common Stock	As of March 31, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was recognized on December 31, 2020, and there has been $8,130 of additional accretion for the three months ended March 31, 2021:

As of March 31, 2021
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(10,557,000)
Class A shares issuance costs	$(19,266,180)

Plus:
Accretion of carrying value to redemption value	$(29,823,180)

Contingently redeemable Class A Common Stock	$345,000,000

As of December 31, 2020, the Class A Common Stock reflected on the balance sheet are reconciled in the following table:

As of December 31, 2020
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(10,557,000)
Class A shares issuance costs	$(19,258,050)

Plus:
Accretion of carrying value to redemption value	$(29,815,050)

Contingently redeemable Class A Common Stock	$345,000,000